INCOME TAX (EXPENSE) CREDIT - Reconciliation of tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of taxation with the profit (loss) before taxation per the consolidated statement of profit or loss and other comprehensive income
(Loss) profit before taxation	$ (14,835)	$ (39,580)	$ 4,559
Tax at the domestic income tax rate (2016: 29%, 2017: 27.8%, 2018: 27.8%)	(4,124)	(11,003)	1,322
Tax effect of income not taxable for tax purpose	(158)		(1,802)
Tax effect of expenses not deductible	3,116	1,898	716
Overprovision in prior years		(715)
Tax effect of tax losses not recognized	10,318	3,007	5,321
Recognition of deferred tax assets previously not recognized			(3,646)
Utilization of tax losses previously not recognized	(1,530)	(601)	(2,463)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(337)	884	1,829
Income tax expense (benefit)	$ 7,285	$ (6,530)	$ 1,277
Effective income tax rate	(49.00%)	16.00%	28.00%
Domestic income tax rate	27.80%	27.80%	29.00%